INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of significant components of deferred tax assets
	As of December 31,
	2 0 2 4	2 0 2 3
Deferred tax assets:
Net operating loss carryforwards	346	412
Tax credits carryforward	3,198	2,872
Reserve and allowances	12,872	9,853
Operating lease liabilities	5,704	2,494
Research and development	20,649	14,842
Gross tax assets	42,769	30,473
Valuation allowance	(3,574)	(2,790)
Total tax assets	39,195	27,683

Deferred tax liabilities:
Intangible assets acquired in business combination	(9,399)	(11,346)
Operating lease right-of-use assets	(5,102)	(1,936)
Reserve and allowances	(1,550)	(1,392)
Total deferred tax liabilities	(16,051)	(14,674)

Net deferred tax assets	23,144	13,009

Schedule of components of total net deferred tax assets (liabilities)
	Year ended December 31,
	2 0 2 4	2 0 2 3

Deferred tax assets	31,639	23,583
Deferred tax liabilities	(8,495)	(10,574)
	23,144	13,009

Schedule of presentation in balance sheets for deferred taxes
	Year ended December 31,
	2 0 2 4	2 0 2 3

Domestic	9,201	7,855
Foreign	13,943	5,154
	23,144	13,009

Schedule of israel and international components of income before taxes
	Year ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2

Domestic	138,270	117,936	121,076
Foreign (mainly US and Germany)	78,017	36,763	37,333
	216,287	154,699	158,409

Schedule of israel and international components of income taxes
	Year ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2

Domestic	20,268	17,363	15,868
Foreign (mainly US and Germany)	12,257	1,026	2,328
	32,525	18,389	18,196

Current	42,488	24,845	32,323
Deferred	(9,963)	(6,456)	(14,127)
	32,525	18,389	18,196

Schedule of reconciliation of theoretical and actual tax expense
	Year ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2

Income before taxes on income	216,287	154,699	158,409
Statutory tax expenses	25,954	18,564	19,009
Effect of non-benefited income New Technological or Preferred Enterprises statuses in Israel	(66)	657	335
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes, net	(162)	(384)	(1,131)
Change in tax reserve for uncertain tax positions	3,865	(625)	(51)
Effect of foreign operations taxed at various rates	8,512	4,070	3,477
Foreign Derived Intangible Income benefit	(3,559)	(2,497)	(2,483)
Tax credits	(2,553)	(1,801)	(1,640)
Adjustments for previous year’s tax	(315)	(651)	(172)
Change in valuation allowance	784	871	692
Other	65	185	160
	6,571	(175)	(813)
Actual tax expenses	32,525	18,389	18,196

Schedule of uncertain tax positions
	As of December 31,
	2 0 2 4	2 0 2 3	2 0 2 2

Balance at the beginning of the year	9,422	9,276	8,674
Increase (decrease) related to prior year tax positions	3	(2,884)	(1,202)
Increase related to current year tax positions	4,356	3,030	1,804
Balance at the end of the year*	13,781	9,422	9,276